Pension Plans and Other Postretirement Benefit Plans - Net Benefit Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Recognized actuarial loss	$ (225)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income (expense), net	Other income (expense), net	Other income (expense), net
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income (expense), net	Other income (expense), net	Other income (expense), net
Lump sum payments	$ 97	$ 0	$ 52
Defined benefit plan, projected benefit obligation, discount rate	5.44%	1.96%	1.77%
Defined benefit plan, interest cost, discount rate,	5.41%	1.30%	1.24%
Defined benefit plan, settlement charges	$ 5	$ 0	$ 870
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	68	120	96
Interest cost	5,874	3,708	3,385
Expected return on plan assets	(4,362)	(6,016)	(5,232)
Recognized actuarial loss	1,800	1,386	1,093
Settlement loss recognized	5	0	870
Net periodic benefit cost	3,385	(802)	212
Defined benefit plan, settlement charges	1,694	0
Postretirement Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	25	32	47
Interest cost	97	42	45
Expected return on plan assets	0	0	0
Recognized actuarial loss	0	34	98
Settlement loss recognized	0	0	0
Net periodic benefit cost	122	108	$ 190
Defined benefit plan, settlement charges	$ 0	$ 0